RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aggregate principal amount	$ 10,000,000	$ 10,000,000
Chief Executive Officer [Member]
Advance to related party		0	$ 155,645
Energy Capital [Member] | Loan and Security Agreement
Aggregate principal amount		$ 10,000,000